Subsequent Events (Details) - USD ($)											1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 08, 2023	Apr. 03, 2023	Feb. 14, 2023	Feb. 07, 2023	Jan. 10, 2023	Jan. 10, 2023	Dec. 21, 2022	Nov. 14, 2022	May 30, 2022	Jul. 19, 2021	Apr. 22, 2021	Mar. 23, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 26, 2023	Apr. 07, 2023
Subsequent Events [Line Items]
Commissions funds													$ 1,000,000
Underwriter amount													1,200,000
Deferred compensation amounts													453,544
Agreed to forfeit													$ 99,201
Accruing interest rate percentage													144000.00%
Common shares, price per share (in Dollars per share)													$ 4				$ 4
Description of financing transaction													For certain financing transactions, including the IPO and excluding certain pre-IPO financings, the company will pay WestPark eight percent (8%) of the gross amount to be disbursed to the Company from each such financing transaction, plus warrants to purchase the number of shares equal to ten percent (10%) of the aggregate number of securities sold in such financing transaction. The warrants will be exercisable at any time and from time to time, in whole or in part, during the four and a half-year period commencing six (6) months from the effective date of such financing transaction, at a price per share equal to 125% of the public offering price per security.		the advisor would charge the Company (i) seven percent (7%) of the gross amount to be disbursed to the Company from each such investment transaction closing plus, (ii) a non-accountable expense allowance equal to one percent (1%) of the gross amount to the disbursed to the Company from each such investment transaction closing, plus (iii) warrants equal to seven percent (7%) of the gross amount to be received by to the Company from each such investment transaction closing. The warrant exercise price is defined as the lower of: (1) the fair market value price per share of the Company’s common stock as of each such financing closing date, (2) the price per share paid by investors in each respective financing, (3) in the event that securities convertible are sold in the financing, the conversion price of such securities, or (4) in the event that warrants or other rights are issued in the financing, the exercise price of such warrants or other rights.
Description of employment agreement													On January 19, 2024, Teresa Gallo and the Company entered into an employment agreement, pursuant to which Ms. Gallo agreed to be employed as Chief Executive Officer of the Company. The Company agreed to pay Ms. Gallo (i) a base salary of $400,000 per annum to commence immediately with payments commencing after the Company’s Initial Public Offering; (ii) an annual bonus of up to 120% of base salary based upon meeting certain goals related to net revenue and share price; (iii) $100,000 (25,000 units) of restricted stock units with 50% vesting six months from her employment date and 50% vesting one year from her employment date; (iv) 200,000 restricted stock units vesting quarterly over 4 years from the IPO date; and (v) 200,000 incentive stock options, with a strike price of $4.00 per share, vesting quarterly over 4 years from the IPO date. Additionally, Ms. Gallo may qualify for additional restricted stock units and incentive stock options on an annual basis after the first full year of employment based on meeting certain milestones and goals. The Company may terminate Ms. Gallo without cause after nine months of employment and with thirty days’ notice. In the event that Ms. Gallo is terminated without cause, she will be entitled to twelve months salary, vesting of certain unvested equity grants, and benefits.
Percentage of annual rate													12.00%
Warrants issued														$ 1,285,832	$ 1,285,833	$ 2,094,148
Warrant price per share (in Dollars per share)													$ 4		$ 5
Aggregate principal amount							$ 50,000		$ 7,176,335	$ 4,004,900
Convertible note payable													$ 1,970,000		$ 2,400,000
Common shares (in Shares)													15,561,499		15,561,499
Aggregate offering price													$ 177,481
Threatened litigation, description												the advisor would charge the Company (i) seven percent (7%) of the gross amount to be disbursed to the Company from each such investment transaction closing plus, (ii) a non-accountable expense allowance equal to one percent (1%) of the gross amount to be disbursed to the Company from each such investment transaction closing, plus (iii) warrants equal to seven percent (7%) of the gross amount to be received by the Company from each such investment transaction closing.
Note offering												$ 12,000,000
Fees reduced percentage											33.00%
Aggregate of accountable expenses															$ 230,000
Purchased shares (in Shares)															367,678	711,092
Maximum [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)								$ 4
Warrant price per share (in Dollars per share)															$ 4
Minimum [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)								$ 2
Warrant price per share (in Dollars per share)															$ 2
Warrant [Member]
Subsequent Events [Line Items]
Percentage of annual rate													10.00%
Aggregate principal amount															$ 1,300,000
Common Stock [Member]
Subsequent Events [Line Items]
Common shares (in Shares)															125,000,000	125,000,000
Purchased shares (in Shares)															1,099,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Agreed loan																	$ 148,500
Accruing interest rate percentage																	4.00%
Warrant term					5 years	5 years
Common shares (in Shares)			1,850,000
Common stock of underwriters (in Shares)			2,127,500
Price per share (in Dollars per share)			$ 5
Aggregate offering price			$ 9,250,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)					$ 4
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)					$ 2
Forecast [Member]
Subsequent Events [Line Items]
Convertible price per share (in Dollars per share)		$ 2
Commission fund																		$ 1,000,000
Purchased shares (in Shares)	2,000,000
Purchased shares (in Shares)	2,000,000
Forecast [Member] | IPO [Member]
Subsequent Events [Line Items]
Issued amount																		$ 1,230,000
2023A Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible notes					$ 500,000	$ 500,000
Sale of convertible notes						$ 200,000
Warrants issued					$ 10
Warrant price per share (in Dollars per share)					$ 5.5	$ 5.5
Aggregate principal amount				$ 2,570,000
Convertible note payable				1,441,497
2023A Convertible Note Payable [Member] | Forecast [Member]
Subsequent Events [Line Items]
Percentage of annual rate		12.00%
Warrant purchase amount		$ 10
2023A Convertible Note Payable [Member] | Forecast [Member] | Payment-in-Kind [Member]
Subsequent Events [Line Items]
Common stock price (in Dollars per share)		$ 2
2023B Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock price (in Dollars per share)					2
2023B Convertible Note Payable [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock price (in Dollars per share)					$ 2
2023B Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of annual rate					12.00%
2023B Convertible Note Payable [Member] | Forecast [Member]
Subsequent Events [Line Items]
Convert per share (in Dollars per share)		2
Common stock price (in Dollars per share)		2
Warrant price per share (in Dollars per share)		$ 4
Convertible note payable		$ 1,970,000
Convertible notes		$ 2,000,000
Convertible price per share (in Dollars per share)		$ 2
Warrant purchase amount		$ 10
2023B Convertible Note Payable [Member] | Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant price per share (in Dollars per share)		$ 2
Warrant term		5 years
2022 Convertible Note Payable [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible note payable				$ 200,000
Investor [Member]
Subsequent Events [Line Items]
Subsequent event, description													The Investors paid $1,227,500 for 315,240 shares of common stock in various private placement offerings of the Company. $1,050,000 of the purchases were made during 2016, 2017 and 2018 for an aggregate of 277,906 shares of common stock; and $177,500 of the purchases were made during 2020, 2021 and 2022 for an aggregate of 37,334 shares of common stock. The Investors are seeking $5,748,400 in damages, including: compensatory damages of $1,227,500, punitive damages of $3,682,500, and accrued interest of $838,400.
Board of Directors Chairman [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchase price amount	$ 4,000,000
NYIAX [Member]
Subsequent Events [Line Items]
Accruing interest rate percentage													4.00%